Property, plant and equipment and investment property (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of Disclousre of Detailed inormation about Property, plant and equipment and investment property

		Right-of-use assets			Owned assets
						Assets in
	Investment	Land and	Plant and	Land and	Plant and	the course of
All figures in £ millions	property	buildings	equipment	buildings	equipment	construction	Total
Cost
At 1 January 2022	–	465	5	226	250	29	975
Exchange differences	–	30	–	18	23	–	71
Additions	22	33	1	4	8	33	101
Transfers to investment property	174	(141)	–	(32)	(1)	–	–
Disposals of businesses (see note 31)	–	(10)	–	(1)	(8)	–	(19)
Disposals and retirements	(6)	(23)	(1)	(5)	(39)	–	(74)
Reclassifications and transfers	–	–	–	13	27	(40)	–
Transfer to assets classified as held for sale	–	–	–	(45)	(3)	–	(48)
At 31 December 2022	190	354	5	178	257	22	1,006
Exchange differences	–	(14)	–	(9)	(11)	(1)	(35)
Additions	24	26	1	–	6	24	81
Transfers to investment property	–	–	–	–	–	–	–
Disposals of businesses (note 31)	–	–	–	(4)	(3)	(2)	(9)
Disposals and retirements	–	(29)	(1)	(10)	(36)	–	(76)
Reclassifications and transfers	–	–	–	10	24	(34)	–
Transfer to assets classified as held for sale	–	–	–	–	–	–	–
At 31 December 2023	214	337	5	165	237	9	967

		Right-of-use assets			Owned assets
						Assets in
	Investment	Land and	Plant and	Land and	Plant and	the course of
All figures in £ millions	property	buildings	equipment	buildings	equipment	construction	Total
Depreciation and impairment

At 1 January 2022	–	(269)	(5)	(136)	(199)	–	(609)

Exchange differences	–	(17)	–	(14)	(18)	–	(49)

Transfers to investment property	(105)	101	–	3	1	–	–

Charge for the year	(6)	(44)	(1)	(13)	(26)	–	(90)

Disposals of businesses (note 31)	–	2	–	1	5	–	8

Disposals and retirements	–	13	1	5	39	–	58

Reclassifications and transfers	–	–	–	–	–	–	–

Impairment	(19)	(15)	–	(9)	(3)	–	(46)

Transfer to assets classified as held for sale	–	–	–	30	2	–	32

At 31 December 2022	(130)	(229)	(5)	(133)	(199)	–	(696)

Exchange differences	–	12	–	6	10	–	28

Charge for the year	(5)	(38)	(1)	(10)	(25)	–	(79)

Disposals of businesses (note 31)	–	–	–	2	2	–	4

Disposals and retirements	–	28	1	10	35	–	74

Reclassifications and transfers	–	–	–	–	–	–	–

Impairment	–	(2)	–	–	–	–	(2)

Transfer to assets classified as held for sale	–	–	–	–	–	–	–

At 31 December 2023	(135)	(229)	(5)	(125)	(177)	–	(671)
Carrying amounts

At 1 January 2022	–	196	–	90	51	29	366

At 31 December 2022	60	125	–	45	58	22	310

At 31 December 2023	79	108	–	40	60	9	296